John Hancock Variable Insurance Trust
Supplement dated September 29, 2017
 to the Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2017

500 Index Trust B
International Equity Index Trust B
Total Bond Market Trust B

Effective October 27, 2017, the names of the following funds are changing as set forth below:

Current Name	New Name
500 Index Trust B	500 Index Trust
International Equity Index Trust B	International Equity Index Trust
Total Bond Market Trust B	Total Bond Market Trust

You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.